Financial risks - Disclosure of detailed information about foreign currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of Financial Risks [Line Items]
Cash		$ 142,131		$ 59,096	$ 51,204
Amounts receivable		3,227		3,106
Accounts payable and accrued liabilities		(7,477)		(5,331)
Equivalent in CDN [Member]
Disclosure of Financial Risks [Line Items]
Net exposure in foreign currencies	$ 26,766		$ (100,145)
Amounts held in US dollars [Member]
Disclosure of Financial Risks [Line Items]
Cash		21,879		9,639
Amounts receivable		409		73
Other assets		1,031		975
Accounts payable and accrued liabilities		(570)		(280)
Dividend payables		(3,220)		(5)
Revolving credit facility		0		(80,000)
Net exposure in foreign currencies		$ 19,529		$ (69,598)